Inventories	6 Months Ended
Jun. 30, 2017
Inventories [Abstract]
INVENTORIES
NOTE 5:-	INVENTORIES

	June 30,	December 31,
	2017	2016
	(Unaudited)

Raw materials and components	$16,650	$12,322
Finished products (*)	16,230	11,800

	$32,880	$24,122

(*)	Inventory write-off amounted to $1,333 and $265 for the six months ended June 30, 2017 and 2016, respectively.